Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Guarantor Obligations [Line Items]
Potential future payment	¥ 981,379	¥ 896,498
Book value of guarantee liabilities	51,368	43,884
Transferred Loans
Guarantor Obligations [Line Items]
Potential future payment	166,906	167,799
Book value of guarantee liabilities	¥ 1,227	¥ 1,300
Maturity of the longest contract (Years)	2058	2047
Consumer Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 297,153	¥ 249,719
Book value of guarantee liabilities	¥ 37,596	¥ 29,641
Maturity of the longest contract (Years)	2029	2018
Housing Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 28,408	¥ 26,448
Book value of guarantee liabilities	¥ 5,021	¥ 5,362
Maturity of the longest contract (Years)	2048	2048
Other Guarantees
Guarantor Obligations [Line Items]
Potential future payment	¥ 615	¥ 935
Book value of guarantee liabilities	¥ 230	¥ 307
Maturity of the longest contract (Years)	2025	2025
Corporate Loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 488,297	¥ 451,597
Book value of guarantee liabilities	¥ 7,294	¥ 7,274
Maturity of the longest contract (Years)	2025	2024